Capital Management	12 Months Ended
Dec. 31, 2022
Capital Management
Capital Management

6.	Capital Management

The Company’s objective in its capital management is to maintain its capital structure in adequate level in order to continue as a going concern, maximizing value to shareholders and investors. Its main source of funding has been cash provided by its operating activities.

The financial strategy of the 2023-2027 Strategic Plan is based on preserving financial strength, selecting projects with both financial and environmental resilience, focusing on value creation.

As the Company's goal of reducing gross debt (composed of current and non-current finance debt and lease liability) to US$ 60 billion by 2022 was achieved 15 months in advance, the gross debt target defined in 2023-2027 Strategic Plan is to be maintained in the range between US$ 50,000 and US$ 65,000.

During 2022, through the Company’s liability management, the maturity of outstanding finance debt is concentrated from 2027 onwards, which represents 56% of the total. Such factors, combined with the policy for oil products in line with the international market, allowed, in accordance with the Shareholders Dividends Policy, the distribution of greater remuneration to shareholders, without compromising the Company's financial sustainability.

As of December 31, 2022, gross debt decreased to US$ 53,799, from US$ US$ 58,743 as of December 31, 2021, maintained in the range defined in the current Strategic Plan.